Income tax (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Income tax
Current tax expense	$ 7,782	¥ 48,239	¥ 50,000	¥ 38,737
Deferred tax benefit	(147)	(912)	8,398	(194)
Total income tax expense	$ 7,635	¥ 47,327	¥ 58,398	¥ 38,543